LVIP American Global Balanced Allocation Managed Risk Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–3.37%
INVESTMENT COMPANY–3.37%
International Equity Fund–3.37%
✧American Funds®– EuroPacific Growth Fund	783,683	$40,249,967
Total Affiliated Investment (Cost $49,446,999)		40,249,967

UNAFFILIATED INVESTMENTS–96.53%
INVESTMENT COMPANIES–96.53%
Asset Allocation Fund–14.51%
✧American Funds®– Capital Income Builder	2,820,153	173,383,039
		173,383,039
Equity Funds–28.26%
✧American Funds®-
American Mutual Fund	2,287,200	109,419,640
Growth Fund of America	1,848,186	110,114,886
Investment Company of America	2,559,616	118,100,700
		337,635,226
Fixed Income Funds–45.47%
✧American Funds®-
Bond Fund of America	38,419,548	418,004,681
Capital World Bond Fund	1,505,005	23,101,825
High-Income Trust	1,573,521	14,208,893
Inflation Linked Bond Fund	4,941,661	43,980,781
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧American Funds®- (continued)
Intermediate Bond Fund of America	3,616,100	$43,863,295
		543,159,475
Global Equity Fund–3.87%
✧American Funds®– Smallcap World Fund	753,000	46,173,985
		46,173,985
International Equity Fund–1.58%
✧American Funds®– New World Fund	266,662	18,884,980
		18,884,980
Money Market Fund–2.84%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	33,916,053	33,916,053
		33,916,053
Total Unaffiliated Investments (Cost $1,198,287,453)		1,153,152,758

TOTAL INVESTMENTS–99.90% (Cost $1,247,734,452)	1,193,402,725
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	1,204,462
NET ASSETS APPLICABLE TO 128,080,716 SHARES OUTSTANDING–100.00%	$1,194,607,187

✧Class R-6 shares.
LVIP American Global Balanced Allocation Managed Risk Fund–1

LVIP American Global Balanced Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
6	Australian Dollar	$387,300	$386,885	12/18/23	$415	$—
14	British Pound	1,068,375	1,090,524	12/18/23	—	(22,149)
22	Euro	2,918,437	2,964,380	12/18/23	—	(45,943)
15	Japanese Yen	1,270,781	1,298,487	12/18/23	—	(27,706)
1	Swedish Krona	184,060	180,781	12/18/23	3,279	—
					3,694	(95,798)
Equity Contracts:
24	E-mini MSCI Emerging Markets Index	1,146,600	1,186,620	12/15/23	—	(40,020)
9	E-mini Russell 2000 Index	809,370	842,474	12/15/23	—	(33,104)
98	E-mini S&P 500 Index	21,194,950	22,104,471	12/15/23	—	(909,521)
12	E-mini S&P MidCap 400 Index	3,024,480	3,103,827	12/15/23	—	(79,347)
68	Euro STOXX 50 Index	3,022,382	3,068,077	12/15/23	—	(45,695)
14	FTSE 100 Index	1,310,314	1,297,170	12/15/23	13,144	—
9	OMXS 30 Index	177,932	180,005	10/20/23	—	(2,073)
4	SPI 200 Index	455,594	466,462	12/21/23	—	(10,868)
9	TOPIX Index	1,399,324	1,408,065	12/7/23	—	(8,741)
					13,144	(1,129,369)
Total Futures Contracts					$16,838	$(1,225,167)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP American Global Balanced Allocation Managed Risk Fund–2

LVIP American Global Balanced Allocation Managed Risk Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Balanced Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in the series of American Funds family of funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$40,249,967	$—	$—	$40,249,967
Unaffiliated Investment Companies	1,153,152,758	—	—	1,153,152,758
Total Investments	$1,193,402,725	$—	$—	$1,193,402,725
Derivatives:
Assets:
Futures Contracts	$16,838	$—	$—	$16,838
Liabilities:
Futures Contracts	$(1,225,167)	$—	$—	$(1,225,167)
There were no Level 3 investments at the beginning or end of the period.
LVIP American Global Balanced Allocation Managed Risk Fund–3

LVIP American Global Balanced Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")) (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Number of Shares 09/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-3.37%@
International Equity Fund-3.37%@
✧‡EuroPacific Growth Fund	—	$1,132,716	$6,429,649	$(1,246,020)	$3,520,328	$40,249,967	783,683	$—	$—

@ As a percentage of Net Assets as of September 30, 2023.
✧ Class R-6 shares.
‡ Issuer was not an investment of the Fund at December 31, 2022.
LVIP American Global Balanced Allocation Managed Risk Fund–4